Oil and Gas Interests - Additional Information (Detail) - 12 months ended Jun. 30, 2015	$ / ft³ $ / Boe
Per Barrel Of Oil
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test	73.88
Natural Gas, Per Thousand Cubic Feet
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Sales prices used for the ceiling test | $ / ft³	4.17